Investments in Equity Investees - Summarized Statements of Operations (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Summarized Statements of Operations
Total revenues					$ 227,976,000	$ 204,890,000	$ 214,109,000
Interest income					3,236,000	4,944,000	5,978,000
Finance cost					(43,000)	(195,000)	(76,000)
Profit before taxation					(189,734,000)	(141,105,000)	(86,655,000)
Income tax expense					(4,829,000)	(3,274,000)	(3,964,000)
Net loss					(115,517,000)	(103,679,000)	(71,286,000)
Non-controlling interests					(10,213,000)	(2,345,000)	(3,519,000)
Net loss attributable to the Company					(125,730,000)	(106,024,000)	(74,805,000)
Net (loss)/income					(115,517,000)	$ (103,679,000)	(71,286,000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized Statements of Operations
Maximum cash consideration			$ 101,200,000	¥ 683.0
Disposal of leasehold land	$ 86,100,000	¥ 569.2
Gain on disposal of land	84,700,000	559.7
Cost incurred on disposition of leasehold land	300,000	1.7
Gain on disposal of land, net of tax	$ 72,000,000.0	¥ 475.7
Conditional cash consideration					$ 17,400,000			¥ 113.8
HBYS and SHPL
Summarized Statements of Operations
Preferential income tax rate (as a percent)					15.00%
Nutrition Science Partners Limited ("NSPL")
Summarized Statements of Operations
Additional interest acquired (as percent)						50.00%
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized Statements of Operations
Total revenues					$ 232,368,000	$ 215,403,000	215,838,000
Gross profit					116,804,000	115,124,000	113,137,000
Interest income					271,000	160,000	81,000
Finance cost					(5,000)	(16,000)	(152,000)
Profit before taxation					107,715,000	22,926,000	20,703,000
Income tax expense					(16,494,000)	(3,634,000)	(4,227,000)
Net loss					91,221,000	19,292,000	16,476,000
Non-controlling interests					62,000	505,000	384,000
Net loss attributable to the Company					91,283,000	19,797,000	16,860,000
Net (loss)/income					91,221,000	19,292,000	16,476,000
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized Statements of Operations
Total revenues					276,354,000	272,082,000	275,649,000
Gross profit					204,191,000	194,769,000	192,939,000
Interest income					975,000	582,000	673,000
Profit before taxation					77,837,000	72,324,000	69,138,000
Income tax expense					(10,833,000)	(11,015,000)	(9,371,000)
Net loss					67,004,000	61,309,000	59,767,000
Net loss attributable to the Company					67,004,000	61,309,000	59,767,000
Net (loss)/income					67,004,000	61,309,000	59,767,000
Equity Investees | Other
Summarized Statements of Operations
Net loss					(194,000)	294,000	(37,962,000)
Net (loss)/income					$ (194,000)	$ 294,000	(37,962,000)
Equity Investees | Nutrition Science Partners Limited ("NSPL")
Summarized Statements of Operations
Impairment provision of intangible assets							$ 30,000,000